Stockholders’ Equity - Schedule of Valuation Assumptions Used for Options Granted (Details) - Share-Based Payment Arrangement, Option [Member]	6 Months Ended
Jun. 30, 2026 $ / shares
Schedule of Valuation Assumptions Used for Options Granted [Line Items]
Expected dividends	0.00%
Expected life of option	10 years
Minimum [Member]
Schedule of Valuation Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)	$ 6
Expected volatility	322.65%
Risk free interest rate	4.04%
Maximum [Member]
Schedule of Valuation Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)	$ 12
Expected volatility	322.94%
Risk free interest rate	4.51%